Income Taxes (Details) - Schedule of Statutory Corporate Tax Rate - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Schedule of Statutory Corporate Tax Rate [Abstract]
Income taxes at the statutory rate	$ 258	$ 434
Increase (decrease) resulting from:
Cash surrender value of life insurance	(17)	(16)
State income taxes	55	130
Other	(2)	(71)
Total income taxes	$ 294	$ 477